Employee Retirement Plan	9 Months Ended
Jul. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
7.	Employee Retirement Plan

Commencing on January 1, 2005, the Company sponsored a Simple IRA retirement plan which covers substantially all qualified full-time employees.  Participation in the plan is voluntary and employer contributions are determined on an annual basis.  Currently employer contributions are being made at the rate of three percent (3%) of the employees’ base annual wages.  The Company’s contribution to the IRA plan for the nine months ended July 31, 2011 and 2010 was $0 and $639, respectively.